SEGMENT REPORTING - Gross Sales by Major Product Classification (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 26, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Revenue from External Customer [Line Items]
Total Gross Sales									$ 2,927,093	$ 2,697,930	$ 2,503,912
Sales allowances									(40,022)	(37,601)	(33,464)
Total Net Sales	$ 653,600	$ 762,275	$ 838,171	$ 633,025	$ 620,090	$ 713,489	$ 772,752	$ 553,998	2,887,071	2,660,329	2,470,448
Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									1,749,082	1,578,379	1,454,233
Commodity-Based Sales
Revenue from External Customer [Line Items]
Total Gross Sales									1,178,011	1,119,551	1,049,679
Trusses – residential, modular and manufactured housing | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									299,111	273,605	238,093
Fencing | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									149,526	143,252	120,765
Decking and railing – composite, wood and other | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									177,787	141,121	131,102
Turn-key framing and installed sales | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									129,803	121,434	159,811
Industrial packaging and components | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									374,030	298,335	251,224
Engineered wood products (eg. LVL; i-joist) | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									67,804	61,970	60,335
Manufactured brite and other lumber | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									59,804	73,261	64,465
Wall panels | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									46,496	43,751	36,908
Outdoor DIY products (eg. stakes; landscape ties) | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									56,846	51,710	47,251
Construction and building materials (eg. door packages; drywall) | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									200,901	191,426	162,362
Lattice – plastic and wood | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									47,392	40,943	38,959
Manufactured brite and other panels | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									57,999	69,622	80,335
Siding, trim and moulding | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									45,215	32,323	29,157
Hardware | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									17,123	17,265	16,295
Manufactured treated lumber | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									13,611	12,071	11,183
Manufactured treated panels | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									5,353	6,042	5,882
Other | Value-Added Sales
Revenue from External Customer [Line Items]
Total Gross Sales									281	248	106
Other | Commodity-Based Sales
Revenue from External Customer [Line Items]
Total Gross Sales									10,978	9,402	9,361
Non-manufactured brite and other lumber | Commodity-Based Sales
Revenue from External Customer [Line Items]
Total Gross Sales									458,023	454,695	421,071
Non-manufactured treated lumber | Commodity-Based Sales
Revenue from External Customer [Line Items]
Total Gross Sales									423,543	389,487	349,156
Non-manufactured brite and other panels | Commodity-Based Sales
Revenue from External Customer [Line Items]
Total Gross Sales									253,678	232,821	239,641
Non-manufactured treated panels | Commodity-Based Sales
Revenue from External Customer [Line Items]
Total Gross Sales									$ 31,789	$ 33,146	$ 30,450